EQUITY BASED COMPENSATION - Narrative (Details)			3 Months Ended	12 Months Ended
	Mar. 29, 2023 $ / shares shares	Mar. 19, 2021 shares	Mar. 31, 2025	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested in period, fair value					$ 300,000		$ 100,000		$ 1,800,000
General partners' capital account				$ 0	$ 0
Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options granted (in usd per share) | $ / shares					$ 6.99		$ 4.04		$ 10.86
Exercise of stock options (in shares) | shares					3,546,327		5,847,020		2,627,053
Intrinsic value					$ 39,900,000		$ 14,000,000		$ 19,000,000
Fair value of options vested					$ 20,300,000		$ 17,200,000		$ 21,600,000
Options and exercise price (in shares) | shares	1,875,000			19,865,008	19,865,008	22,263,973	22,263,973	27,652,543	27,652,543	30,413,345
Stock options modified awards (in shares) | shares	1,500,000
Exercised (in cad per share) | $ / shares	$ 6.75			$ 3.16		$ 3.73		$ 2.68
Unamortized stock-based compensation expense				$ 34,200,000	$ 34,200,000
Galaxy Digital Holdings, LP | Class B Unit Capital
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted / transferred (in shares) | shares					0		0		0
Galaxy Digital Holdings, LP | Minimum | Class B Unit Capital
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					2 years
Galaxy Digital Holdings, LP | Maximum | Class B Unit Capital
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					4 years
Galaxy Digital Holdings, LP | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized weighted-average period					4 years 4 months 24 days
Galaxy Digital Holdings, LP | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Granted / transferred (in shares) | shares		845,428
Unamortized stock-based compensation expense related to unvested restricted stock.				0	$ 0
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized weighted-average period					2 years 4 months 24 days
Granted / transferred (in shares) | shares					3,439,035		4,983,339		6,718,554
Unamortized stock-based compensation expense related to unvested restricted stock.				$ 48,400,000	$ 48,400,000
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					3 years
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					4 years
Equity Plans | Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period					5 years
Maximum number of shares reserved for issuance fixed (in shares) | shares				45,565,739	45,565,739
Long Term Incentive Plan | Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares reserved for issuance fixed (in shares) | shares				48,290,478	48,290,478
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense, Tax Benefit					$ 2,300,000		$ 700,000		$ 3,700,000
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted / transferred (in shares) | shares					240,164		375,783		830,305
Weighted average grant date fair value					$ 2,700,000		$ 1,200,000		$ 10,100,000
Outstanding liability related to cash settled units				$ 10,200,000	10,200,000	$ 4,300,000	4,300,000
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			3 years
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			4 years
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value					1,500,000		500,000
Outstanding liability related to cash settled units				$ 1,700,000	$ 1,700,000	$ 1,000,000	$ 1,000,000
Granted (SAARs) in shares) | shares					242,498		299,151
Vested weighted average period			3 years